Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Loss Before Provision Income Taxes
Loss before provision for income taxes, includes the components for the years ended December 31, 2025 and 2024, as follows (in thousands):

	2025	2024
Domestic	$(34,058)	$(35,548)
Foreign	(2,363)	(4,085)

Loss before provision for income taxes	$(36,421)	$(39,633)

Schedule of Provision for Income Taxes
For the years ended December 31, 2025 and 2024, the provision for income taxes consisted of the following (in thousands):

	2025	2024
Current:
Federal	—	—
State	—	—
Foreign	40	28

Total current income tax expense	40	28
Deferred:
Federal	—	—
State	—	—
Foreign	—	—

Total deferred income tax expense	—	—
Provision for income taxes	40	28

Components of the Deferred Tax Assets and Liabilities
Deferred Tax Assets
The components of the deferred tax assets and liabilities at December 31, 2025 and 2024, are as follows (in thousands):

	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$47,207	$37,760
Depreciable assets	119	223
Intangible assets	1,046	843
Research and development capitalization	14,050	17,883
Inventory allowance	3,128	3,675
Accrued liabilities and other	3,196	1,787
Uniform capitalization	303	304
Sales return allowance	203	204
Warrants	407	1,019

Total deferred tax assets	69,659	63,698
Less: valuation allowance	(69,659)	(63,698)

Net deferred tax assets	—	—

Schedule of Provision for Income Taxes and Effective Tax Rates
The following table presents the provision for income taxes and the effective tax rates for the three months ended March 31, 2026 and 2025 (in thousands):

	Three months ended March 31,
	2026	2025
Loss before income taxes	$(10,168)	$(8,280)
Income tax expense	(3)	(4)
Effective tax rate	0.0%	0.0%

The following table presents the provision for income taxes and the effective tax rates for the years ended December 31, 2025 and 2024 (in thousands):

	2025		2024
Net income before income taxes	(36,421)		(39,633)
U.S. Federal benefit	$(7,649)	21.0%	$(8,323)	21.0%
State taxes, net of federal benefit	$(77)	0.2%	$(35)	0.1%
Permanent items
Stock-based compensation	1,166	-3.2%	164	-0.4%
Transaction costs	629	-1.7%	73	-0.2%
Other permanent items	(65)	0.2%	(147)	0.4%
Foreign tax differential — Singapore
Change in valuation allowance	608	-1.7%	1,299	-3.3%
Other	(50)	0.1%	(1,173)	3.0%
Foreign tax differential — Other	(21)	0.1%	—	0.0%
Other	76	-0.2%	(104)	0.3%
Change in valuation allowance — Other	5,423	-14.9%	8,274	-20.9%

Total	$40	-0.1%	$28	-0.1%